Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Summary of Information About Reported Segments

The tables below present information about reported segments for the three and nine months ending September 30, 2025:

Three months ended September 30, 2025

	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$1,143,619	$1,355,810	$345,079	$2,844,508
Cost of revenue	377,481	80,425	61,505	519,411
Gross profit	766,138	1,275,385	283,574	2,325,097

Expenses
People	1,427,945	711,530	123,527	2,263,002
Marketing and advertising	408,425	26,018	106,105	540,548
Technology	215,309	576,169	16,032	807,510
Other segment expenses1	338,211	209,817	(59,351)	488,677
Total expenses	2,389,890	1,523,534	186,313	4,099,737
Segment Adjusted EBITDA	(1,623,752)	(248,149)	97,261	(1,774,640)
Transaction, PubCo. Expenses and Stock-based compensation	2,328,754	32,385	—	2,361,139
Adjusted EBITDA	$(3,952,506)	$(280,534)	$97,261	$(4,135,779)

Nine months ended September 30, 2025

	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$3,314,643	$4,184,291	$1,851,639	$9,350,573
Cost of revenue	1,122,552	232,927	324,446	1,679,925
Gross profit	2,192,091	3,951,364	1,527,193	7,670,648

Expenses
People	4,034,874	1,977,525	210,284	6,222,683
Marketing and advertising	1,658,275	83,512	384,456	2,126,243
Technology	745,930	1,646,430	67,605	2,459,965
Other segment expenses1	2,034,370	256,851	203,185	2,494,406
Total expenses	8,473,449	3,964,318	865,530	13,303,297
Segment Adjusted EBITDA	(6,281,358)	(12,954)	661,663	(5,632,649)
Transaction, PubCo. Expenses and Stock-based compensation	7,350,603	352,867	-	7,703,470
Adjusted EBITDA	$(13,631,961)	$(365,821)	$661,663	$(13,336,119)

[1]	Other segment expenses for each reportable segment includes provision for credit losses, foreign currency exchange rate changes, travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, insurance expenses, and expenses related to licenses.

The tables below present information about reported segments for the three and nine months ending September 30, 2024:

Three months ended September 30, 2024

	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$1,080,607	$—	$—	$1,080,607
Cost of revenue	338,023	—	—	338,023
Gross profit	742,584	—	—	742,584

Expenses
People	1,303,100	—	—	1,303,100
Marketing and advertising	427,651	—	—	427,651
Technology	153,297	—	—	153,297
Other segment expenses2	148,878	—	—	148,878
Total expenses	2,032,926	—	—	2,032,926
Segment Adjusted EBITDA	(1,290,342)	—	—	(1,290,342)
Transaction, PubCo. Expenses and Stock-based compensation	1,480,516	—	—	1,480,516
Adjusted EBITDA	$(2,770,858)	$—	$—	$(2,770,858)

Nine months ended September 30, 2024

	Banzai Operating	OpenReel	Vidello	Total Consolidated
Revenue	$3,228,276	$—	$—	$3,228,276
Cost of revenue	1,049,411	—	—	1,049,411
Gross profit	2,178,865	—	—	2,178,865

Expenses
People	3,879,525	—	—	3,879,525
Marketing and advertising	1,357,397	—	—	1,357,397
Technology	583,722	—	—	583,722
Other segment expenses2	1,140,510	—	—	1,140,510
Total expenses	6,961,154	—	—	6,961,154
Segment Adjusted EBITDA	(4,782,289)	—	—	(4,782,289)
Transaction, PubCo. Expenses and Stock-based compensation	4,760,311	—	—	4,760,311
Adjusted EBITDA	$(9,542,600)	$—	$—	$(9,542,600)

[1]	The OpenReel acquisition occurred on December 18, 2024 and therefore is presented at $0 for comparative purposes. The Vidello acquisition occurred on January 31, 2025 (refer to Note 4) and therefore is presented at $0 for comparative purposes.

[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, the SEPA commitment fee expense and deferred fee expense, the GEM warrant expense, and the GEM commitment fee expense.

The table below presents information about reported segments for the year ending December 31, 2024:

2024
	Banzai Operating	OpenReel	Total Consolidated
Revenue	$4,305,429	$222,450	$4,527,879
Cost of revenue	1,407,564	14,978	1,422,542
Gross profit	2,897,865	207,472	3,105,337

Expenses
People	6,209,488	17,642	6,227,130
Marketing and advertising	1,587,085	5,020	1,592,105
Technology	861,775	112,429	974,204
Other segment expenses1	811,519	6,856	818,375
Total expenses	9,469,867	141,947	9,611,814
Adjusted EBITDA	(6,572,002)	65,525	(6,506,477)
Transaction, PubCo. Expenses and Stock-based compensation	6,912,309	—	6,912,309
EBITDA	$(13,484,311)	$65,525	$(13,418,786)

[1]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, insurance expenses, and expenses related to licenses.

The table below presents information about reported segments for the year ending December 31, 2023:

2023
	Banzai Operating	OpenReel1	Total Consolidated
Revenue	$4,561,300	$—	$4,561,300
Cost of revenue	1,444,618	—	1,444,618
Gross profit	3,116,682	—	3,116,682

Expenses
People	5,809,973	—	5,809,973
Marketing and advertising	941,737	—	941,737
Technology	628,998	—	628,998
Other segment expenses2	7,679,506	—	7,679,506
Total expenses	15,060,214	—	15,060,214
Adjusted EBITDA	(11,943,532)	—	(11,943,532)
Transaction, PubCo. Expenses and Stock-based compensation	6,118,859	—	6,118,859
EBITDA	$(18,062,391)	$—	$(18,062,391)

[1]	The OpenReel acquisition occurred on December 18, 2024 (refer to Note 5) and therefore is presented at $0 for comparative purposes.

[2]	Other segment expenses for each reportable segment includes travel and entertainment expenses, professional expenses other than those included in transaction and PubCo. expenses, SEPA commitment fee and deferred fee expense, GEM warrant expense, and GEM commitment fee expense.

Summary of Reconciliation Between Reportable Segment Adjusted EBITDA to Consolidated Net Loss Before Income Taxes

A reconciliation between EBITDA by reportable segment to consolidated net loss before income taxes for the three months ended September 30, 2025, and 2024, is as follows:

	September 30, 2025	September 30, 2024
EBITDA by segment
Banzai Operating Co.	$(3,952,506)	(2,770,858)
OpenReel	(280,534)	—
Vidello	97,261	—
Total	(4,135,779)	(2,770,858)

Reconciliation to loss before income taxes:
Changes in fair value of financial instruments	(252,831)	(59,187)
Interest income	(1,425)	—
Interest expense	—	—
Interest expense - related party	393,968	1,050,363
Gain on extinguishment of liabilities	—	(152,782)
Gain on release of Vidello revenue holdback	(973,000)	—
Loss on debt issuance	192,000	—
Loss on private placement issuance	1,439,000	—
Loss on issuance of term notes	—	390,000
Loss on issuance of convertible bridge notes	65,650	63,408
Loss on conversion and settlement of Alco promissory notes - related party	—	4,808,882
Loss on conversion and settlement of CP BF notes - related party	—	6,529,402
Loss on extinguishment of term notes	—	—
Yorkville prepayment premium expense	—	14,000
Loss on Yorkville SEPA advances	190,489	—
Vidello earnout expense	69,053	—
Failed acquisition costs	—	—
GEM settlement fee expense	—	60,000
Other (income) expense, net	64,372	(62,927)
Depreciation and amortization expense	294,427	900
Loss before income taxes	$(5,617,482)	$(15,412,917)

A reconciliation between EBITDA by reportable segment to consolidated net loss before income taxes for the nine months ended September 30, 2025, and 2024, is as follows:

	September 30, 2025	September 30, 2024
EBITDA by segment
Banzai Operating Co.	$(13,631,961)	$(9,542,600)
OpenReel	(365,821)	—
Vidello	661,663	—
Total	(13,336,119)	(9,542,600)

Reconciliation to loss before income taxes:
Changes in fair value of financial instruments	315,264	(388,187)
Interest income	(1,427)	(10)
Interest expense	-	-
Interest expense - related party	1,288,988	2,860,768
Gain on extinguishment of liabilities	(4,488,627)	(680,762)
Gain on release of Vidello revenue holdback	(973,000)	-
Loss on debt issuance	444,000	171,000
Loss on private placement issuance	2,276,000	-
Loss on issuance of term notes	110,500	390,000
Loss on issuance of convertible bridge notes	146,150	63,408
Loss on conversion and settlement of Alco promissory notes - related party	-	4,808,882
Loss on conversion and settlement of CP BF notes - related party	-	6,529,402
Loss on extinguishment of term notes	1,769,895	-
Yorkville prepayment premium expense	-	94,760
Loss on Yorkville SEPA advances	937,626	—
Vidello earnout expense	485,720
Failed acquisition costs	1,382,002
GEM settlement fee expense	-	260,000
Other (income) expense, net	(523,451)	(2,900)
Depreciation and amortization expense	841,664	3,725
Loss before income taxes	$(17,347,423)	$(23,652,686)

A reconciliation between reportable segment adjusted EBITDA to consolidated net loss before income taxes for the years ended December 31, 2024, and 2023, is as follows:

	December 31, 2024	December 31, 2023
EBITDA by segment
Banzai Operating Co.	$(13,484,311)	$(18,062,391)
OpenReel	65,525	—
Total	(13,418,786)	(18,062,391)

Reconciliation to loss before income taxes:
Changes in fair value of financial instruments	(478,288)	(9,154,141)
Interest income	(10)	(813)
Interest expense	—	1,068,447
Interest expense – related party	3,047,101	4,486,027
Gain (loss) on extinguishment of liabilities, net	390,801	—
Loss on conversion of liabilities	11,338,284	—
Loss on debt issuance	653,208	—
GEM settlement fee expense	200,000	—
Yorkville prepayment premium expense	80,760	—
Goodwill impairment	2,725,460	—
Depreciation and amortization	24,179	7,160
Other	113,108	(62,809)
Loss before income taxes	$(31,513,389)	$(14,406,262)

Summary of Company's Revenue Generated by Saas Product

The following table presents the Company’s percentage of revenue generated by SaaS product for the three months ended September 30, 2025, and 2024:

	Three Months Ended September 30,	Three Months Ended September 30,	Nine Months Ended September 30,	Nine Months Ended September 30,
Revenue %	2025	2024	2025	2024
Reach	2.9%	8.1%	2.5%	4.1%
Demio	35.5%	91.9%	33.0%	95.5%
OpenReel	47.6%	0.0%	44.7%	0.0%
Vidello	14.0%	0.0%	19.8%	0.0%
Other	0.0%	0.0%	0.0%	0.4%
Total	100.0%	100.0%	100.0%	100.0%

The following table presents the Company’s revenue generated by SaaS product for the years ended December 31, 2024, and 2023:

	Year Ended December 31,	Year Ended December 31,
Revenue %	2024	2023
Reach	3.8%	4.5%
Demio	91.0%	94.9%
Other1	5.2%	0.6%
Total	100.0%	100.0%

[1]	Other includes Boost sales for the years ended December 31, 2024, and 2023 and OpenReel product sales from acquisition date (refer to Note 5) to December 31, 2024.